Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Income, Securities, Operating, by Taxable Status [Abstract]
Taxable	$ 3,081	$ 2,103	$ 2,201
Non-taxable	297	262	227
Total interest income from investment securities	$ 3,378	$ 2,365	$ 2,428